INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	$ 78,316		$ 88,923
Amortization expense	10,679	$ 7,610	40,764
2023	32,038		42,682
2024	42,717		42,682
2025	$ 3,560		$ 3,559